UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2013

Date of reporting period: March 31, 2013

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	USFS FUNDS
LIMITED DURATION
GOVERNMENT FUND
MARCH 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 44.3%

Description	Face Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)
5.250%, 05/15/17	$192,459	$196,889
4.500%, 08/15/27	106,319	108,642
4.000%, 04/01/14	13,127	13,923
4.000%, 05/01/14	134,502	142,681
3.500%, 11/01/25	609,042	642,629
2.819%, 07/01/37 (A)	142,518	152,096
2.680%, 01/01/36 (A)	254,404	269,924
2.312%, 01/01/35 (A)	441,563	460,493
2.000%, 09/15/39	736,608	753,394
1.500%, 09/15/22	1,519,457	1,535,971
Federal National Mortgage Association (FNMA)
5.000%, 11/25/49	158,241	169,938
4.500%, 05/01/14	70,608	75,770
3.000%, 11/01/20	692,127	732,962
2.772%, 06/25/44 (A)	1,004,480	1,075,800
2.627%, 01/01/34 (A)	212,064	226,725
2.500%, 07/25/24	368,811	373,684
2.220%, 07/01/35 (A)	127,869	135,158
2.201%, 03/01/34 (A)	225,488	239,844
2.000%, 08/25/41	1,063,953	1,069,963
0.612%, 03/25/27 (A)	747,906	736,382
Government National Mortgage Association (GNMA)
5.000%, 08/15/18	133,562	145,972
5.000%, 10/15/18	216,396	236,368
4.500%, 08/20/19	111,957	122,368
4.000%, 12/15/18	93,897	99,477
4.000%, 05/16/39	258,779	278,815
4.000%, 08/20/39	436,210	465,675
4.000%, 10/20/39	441,467	479,244
3.500%, 04/20/40 (A)	70,635	74,265
3.250%, 11/20/39	211,492	223,419
3.000%, 09/16/39	323,304	336,564
2.500%, 12/16/25	1,347,853	1,393,426
2.500%, 06/20/38	753,869	773,092
2.500%, 08/20/39	746,706	769,895
2.000%, 05/20/40	858,944	874,244
1.625%, 11/20/23 (A)	325,930	341,405
1.625%, 11/20/27 (A)	252,108	264,078
1.625%, 11/20/29 (A)	260,100	272,449
1.250%, 08/20/27	211,055	211,607
National Credit Union Administration (NCUA)
1.840%, 10/07/20	382,197	386,630
1.600%, 10/29/20	732,576	744,857

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $17,335,147)		17,606,718

SMALL BUSINESS ADMINISTRATION (SBA) — 40.3%

Small Business Administration Pass-Through Agency (SBA)
7.100%, 02/01/17	6,887	7,414
5.250%, 06/25/14 (A)	953	964
4.265%, 05/25/14 (A)	40,731	40,654
3.875%, 02/25/25 (A)	28,504	31,680
3.625%, 10/25/24 (A)	12,235	13,442
3.625%, 10/25/25 (A)	23,515	25,749
3.375%, 09/25/25 (A)	23,676	25,133
3.125%, 07/25/21 (A)	3,449	3,589
3.125%, 06/25/25 (A)	11,780	12,740
2.575%, 11/25/14 (A)	141,960	143,218
2.000%, 06/25/31 (A)	976,415	1,041,710
1.750%, 03/25/31 (A)	966,611	1,023,908
1.625%, 04/25/16 (A)	6,047	6,006

THE ADVISORS’ INNER CIRCLE FUND	USFS FUNDS
LIMITED DURATION
GOVERNMENT FUND
MARCH 31, 2013
(Unaudited)

SMALL BUSINESS ADMINISTRATION (SBA) — (continued)

Description	Face Amount	Value
1.625%, 10/25/18 (A)	$60,040	$60,462
1.400%, 09/25/32 (A)	763,262	796,447
1.375%, 07/25/17 (A)	20,798	20,952
1.375%, 09/25/17 (A)	3,185	3,209
1.250%, 10/25/13 (A)	110,889	110,795
1.250%, 01/25/14 (A)	456	456
1.250%, 03/25/17 (A)	6,117	6,149
1.250%, 11/25/17 (A)	126,886	127,630
1.250%, 12/25/17 (A)	133,640	134,433
1.250%, 02/25/18 (A)	370,987	374,019
1.250%, 04/25/18 (A)	82,148	83,296
1.250%, 05/25/18 (A)	86,099	87,318
1.250%, 07/25/25 (A)	808,962	819,228
1.000%, 08/25/18 (A)	180,047	181,058
1.000%, 09/25/21 (A)	309,185	312,020
1.000%, 11/25/24 (A)	102,317	103,693
1.000%, 10/25/31 (A)	1,299,413	1,324,986
1.000%, 11/25/33 (A)	287,853	294,258
1.000%, 07/25/34 (A)	388,183	396,994
0.875%, 10/25/21 (A)	123,736	124,565
0.875%, 01/25/25 (A)	147,568	148,941
0.820%, 06/25/34 (A)	702,466	709,748
0.800%, 05/25/18 (A)	731,191	732,901
0.750%, 11/25/20 (A)	392,911	393,992
0.750%, 08/25/22 (A)	1,802,234	1,809,825
0.750%, 10/25/24 (A)	895,670	900,387
0.740%, 03/25/25 (A)	340,151	341,849
0.720%, 04/25/28 (A)	560,717	562,848
0.700%, 02/25/30 (A)	349,946	350,839
0.625%, 01/25/27 (A)	503,788	504,163
0.625%, 03/25/30 (A)	315,200	314,995
0.600%, 09/25/30 (A)	576,267	575,280
0.570%, 09/25/31 (A)	520,930	519,309
0.570%, 11/25/31 (A)	444,975	443,586

TOTAL SMALL BUSINESS ADMINISTRATION (SBA) (Cost $15,824,613)		16,046,838

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%

Federal National Mortgage Association (FNMA)
1.750%, 05/24/18	1,000,000	1,002,270
1.000%, 01/26/15 (B)	600,000	601,474
1.000%, 04/24/15	750,000	750,394

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $2,351,093)		2,354,138

U.S. TREASURY OBLIGATIONS — 3.5%

U.S. Treasury Bond
3.125%, 02/15/43	600,000	601,125
U.S. Treasury Note
2.000%, 02/15/23	100,000	101,266
1.625%, 11/15/22	700,000	687,586

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,397,830)		1,389,977

THE ADVISORS’ INNER CIRCLE FUND	USFS FUNDS
LIMITED DURATION
GOVERNMENT FUND
MARCH 31, 2013
(Unaudited)

CERTIFICATES OF DEPOSIT — 4.4%
Description	Face Amount/ Shares	Value
Ally Bank, 1.100%	$248,000	$249,418
BMW Bank of North America, 0.850%	248,000	248,000
Discover Bank, 1.150%	248,000	249,395
FirstBank Puerto Rico, 0.800%	248,000	248,000
GE Capital Bank, 1.000%	248,000	248,984
GE Capital Retail Bank, 1.000%	248,000	248,984
Goldman Sachs Bank USA, 0.900%	248,000	247,966

TOTAL CERTIFICATES OF DEPOSIT (Cost $1,736,000)		1,740,747

SHORT-TERM INVESTMENT — 2.7%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $1,065,630)	1,065,630	1,065,630

TOTAL INVESTMENTS— 101.1% (Cost $39,710,313)†		$40,204,048

Percentages are based on Net Assets of $39,785,056.

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $39,710,313 and the unrealized appreciation and depreciation were $506,642 and ($12,907), respectively.

(A)	Variable rate security - Rate disclosed is the rate in effect on March 31, 2013.
(B)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on March 31, 2013. The coupon on a step bond changes on a specified date.
(C)	The rate reported is the 7-day effective yield as of March 31, 2013.

Cl — Class

The inputs were used as of March 31, 2013, in valuing the Fund’s investments carried at fair value is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Mortgage- Backed Obligations	$—	$17,606,718	$—	$17,606,718
Small Business Administration (SBA)	—	16,046,838	—	16,046,838
U.S. Government Agency Obligations	—	2,354,138	—	2,354,138
U.S. Treasury Obligations	—	1,389,977	—	1,389,977
Certificates of Deposit	—	1,740,747	—	1,740,747
Short-Term Investment	1,065,630	—	—	1,065,630

Total Investments in Securities	$1,065,630	$39,138,418	$—	$40,204,048

For the period ending March 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND	USFS FUNDS
TACTICAL ASSET
ALLOCATION FUND
MARCH 31, 2013
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 74.7%

Description	Shares	Value

Consumer Discretionary — 3.9%
Coach	12,382	$618,976

Consumer Staples — 4.2%
Kimberly-Clark (C)	6,783	664,598

Energy — 9.9%
ConocoPhillips	5,581	335,418
Energy Transfer Partners LP (B)	12,254	621,155
Transocean* (C)	11,881	617,337

		1,573,910

Financials — 6.2%
Federated Investors	26,077	617,243
JPMorgan Chase (C)	7,802	370,283

		987,526

Health Care — 7.8%
Aetna	12,147	620,955
GlaxoSmithKline ADR	13,040	611,706

		1,232,661

Industrials — 19.5%
3M (C)	5,831	619,894
Caterpillar (C)	7,070	614,878
Lockheed Martin (C)	6,281	606,242
Northrop Grumman (C)	8,859	621,459
Union Pacific (C)	4,335	617,347

		3,079,820

Information Technology — 19.4%
Accenture	8,235	625,613
Automatic Data Processing (C)	9,531	619,705
International Business Machines (C)	2,906	619,850
Microsoft	21,081	603,127
QUALCOMM (C)	9,009	603,153

		3,071,448

Materials — 3.8%
Air Products & Chemicals (C)	6,949	605,397

TOTAL COMMON STOCK (Cost $10,763,097)		11,834,336

EXCHANGE TRADED FUNDS — 25.4%
SPDR Dow Jones Industrial Average Trust (C)	15,525	2,257,646
SPDR Trust Series 1 (C)	11,300	1,769,015

TOTAL EXCHANGE TRADED FUNDS (Cost $3,708,435)		4,026,661

SHORT-TERM INVESTMENT — 1.0%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (A) (Cost $157,083)	157,083	157,083

TOTAL INVESTMENTS — 101.1% (Cost $14,628,615)†		$16,018,080

THE ADVISORS’ INNER CIRCLE FUND	USFS FUNDS
TACTICAL ASSET
ALLOCATION FUND
MARCH 31, 2013
(Unaudited)

WRITTEN OPTIONS* — (1.1%)

	Contracts	Value
3M Call, Expires 04/20/13, Strike Price $105.00	(50)	$(10,750)
Air Products & Chemicals Call, Expires 04/20/13, Strike Price $85.00	(13)	(2,730)
Automatic Data Processing Call, Expires 05/18/13, Strike Price $65.00	(30)	(4,200)
Caterpillar Call, Expires 05/18/13, Strike Price $87.50	(25)	(5,525)
International Business Machines Call, Expires 04/20/13, Strike Price $215.00	(10)	(3,150)
JPMorgan Chase Call, Expires 05/18/13, Strike Price $48.00	(19)	(2,090)
Kimberly-Clark Call, Expires 05/18/13, Strike Price $87.50	(40)	(44,400)
Kimberly-Clark Call, Expires 05/18/13, Strike Price $97.50	(25)	(6,250)
Lockheed Martin Call, Expires 04/20/13, Strike Price $92.50	(30)	(12,330)
Northrop Grumman Call, Expires 04/20/13, Strike Price $67.50	(55)	(14,575)
QUALCOMM Call, Expires 04/20/13, Strike Price $67.50	(40)	(2,960)
SPDR DJ Industrial Average ETF Trust Call, Expires 04/20/13, Strike Price $143.00	(55)	(17,160)
SPDR DJ Industrial Average ETF Trust Call, Expires 05/18/13, Strike Price $147.00	(38)	(5,130)
SPDR S&P 500 ETF Trust Call, Expires 04/20/13, Strike Price $156.00	(50)	(10,650)
SPDR S&P 500 ETF Trust Call, Expires 05/18/13, Strike Price $156.00	(50)	(16,000)
Transocean Call, Expires 05/18/13, Strike Price $52.50	(25)	(4,550)
Union Pacific Call, Expires 04/20/13, Strike Price $140.00	(10)	(4,000)

TOTAL WRITTEN OPTIONS (Premiums Received $122,849)		$(166,450)

Percentages are based on Net Assets of $15,836,735.

†	At March 31, 2013, the tax basis cost of the Fund’s investments was $14,628,615 and the unrealized appreciation and depreciation were $1,397,522 and ($8,057), respectively.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of March 31, 2013.
(B)	Security considered Master Limited Partnership. At March 31, 2013, this security amounted to $621,155 or 3.9% of Net Assets.
(C)	Underlying security for a written option.

ADR — American Depositary Receipt

Cl — Class

ETF —Exchange Traded Fund

DJ — Dow Jones

LP — Limited Partnership

S&P — Standard & Poor’s

SPDR— Standard & Poor’s Depositary Receipt

As of March 31, 2013, all of the Fund’s investments were considered Level 1 securities; there were no transfers between Level 1 and Level 2 assets and liabilities. As of March 31, 2013, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 29, 2013

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: May 29, 2013